Long-Term Debt - CTPL Credit Facility (Details) (Cheniere Energy Partners, LP _ Cheniere Creole Trail Pipeline LP [Member], Creole Trail Pipeline Credit Facility [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	May 31, 2013
Cheniere Energy Partners, LP _ Cheniere Creole Trail Pipeline LP [Member] | Creole Trail Pipeline Credit Facility [Member]
Line of Credit Facility [Line Items]
Direct lender fees recorded as debt discount			$ 10,000,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 400,000,000	$ 400,000,000
Debt Instrument, Description of Variable Rate Basis	LIBOR	LIBOR
Debt Instrument, Basis Spread on Variable Rate	3.25%	3.25%